UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

AMG Funds LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: MARCH 31, 2015 (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG Renaissance Large Cap Growth Fund

Schedule of Portfolio Investments (unaudited)

March 31, 2015

	Shares	Value
Common Stocks—98.5%
Consumer Discretionary—21.5%
AutoZone, Inc.*	843	$575,061
Bed Bath & Beyond, Inc.*,1	7,593	582,953
Foot Locker, Inc.	9,150	576,450
The Gap, Inc.	13,446	582,615
Hanesbrands, Inc.	17,225	577,210
The Home Depot, Inc.	5,064	575,321
Lowe’s Cos., Inc.	7,769	577,936
Macy’s, Inc.	9,008	584,709
O’Reilly Automotive, Inc.*	2,645	571,955
Ross Stores, Inc.	5,482	577,583
Royal Caribbean Cruises, Ltd.	7,195	588,911
The Walt Disney Co.	5,464	573,119
Total Consumer Discretionary		6,943,823
Consumer Staples—5.4%
Archer-Daniels-Midland Co.	12,239	580,129
CVS Health Corp.	5,594	577,357
The Kroger Co.	7,529	577,173
Total Consumer Staples		1,734,659
Energy—1.8%
National Oilwell Varco, Inc.	11,695	584,633
Financials—7.2%
American Express Co.	7,605	594,103
BlackRock, Inc.	1,573	575,466
Franklin Resources, Inc.	11,188	574,168
TD Ameritrade Holding Corp.	15,589	580,846
Total Financials		2,324,583
Health Care—16.1%
Anthem, Inc.	3,698	571,008
Becton, Dickinson and Co.	3,984	572,062
Biogen, Inc.*	1,349	569,602
Cigna Corp.	4,469	578,467
Edwards Lifesciences Corp.*	4,024	573,259
Express Scripts Holding Co.*	6,815	591,337
Gilead Sciences, Inc.*	5,800	569,154
McKesson Corp.	2,540	574,548
Medtronic PLC	7,417	578,452
Total Health Care		5,177,889
Industrials—12.5%
Alaska Air Group, Inc.	8,745	578,744

	Shares	Value
The Boeing Co.	3,801	$570,454
Cintas Corp.[1]	6,995	571,002
Cummins, Inc.	4,144	574,524
Danaher Corp.	6,784	575,962
Southwest Airlines Co.	13,027	577,096
Union Pacific Corp.	5,276	571,444
Total Industrials		4,019,226
Information Technology—32.2%
Apple, Inc.	4,617	574,493
Arrow Electronics, Inc.*	9,226	564,170
Broadcom Corp., Class A	13,205	571,710
Corning, Inc.	25,076	568,724
Electronic Arts, Inc.*	9,773	574,799
EMC Corp.	22,816	583,177
F5 Networks, Inc.*	5,073	583,091
Google, Inc., Class A*	1,038	575,779
Lam Research Corp.	8,256	579,860
Microsoft Corp.	14,465	588,075
Oracle Corp.	13,334	575,362
QUALCOMM, Inc.	8,449	585,854
SanDisk Corp.	9,151	582,187
Skyworks Solutions, Inc.	5,823	572,343
Synopsys, Inc.*	12,479	578,027
Texas Instruments, Inc.	10,061	575,338
Visa, Inc., Class A	8,845	578,551
Western Digital Corp.	6,414	583,738
Total Information Technology		10,395,278
Materials—1.8%
PPG Industries, Inc.	2,574	580,540
Total Common Stocks (cost $27,792,737)		31,760,631

1

AMG Renaissance Large Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments—3.2%
Repurchase Agreements—0.5%[2]
Cantor Fitzgerald Securities, Inc., dated 03/31/15, due 04/01/15, 0.150%, total to be received $159,906 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 05/28/15 - 02/20/65, totaling $163,103)	$159,905	$159,905

	Shares
Other Investment Companies—2.7%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	861,222	861,222
Total Short-Term Investments (cost $1,021,127)		1,021,127

Value
Total Investments—101.7% (cost $28,813,864)	$32,781,758
Other Assets, less Liabilities—(1.7)%	(548,267)
Net Assets—100.0%	$32,233,491

2

AMG Renaissance International Equity Fund

Schedule of Portfolio Investments (unaudited)

March 31, 2015

	Shares	Value
Common Stocks—99.8%
Consumer Discretionary—13.1%
Astra International Tbk PT, ADR (Indonesia)	3,299	$42,920
Bridgestone Corp., ADR (Japan)	2,124	42,618
Magna International, Inc. (Canada)	746	40,030
Pandora A/S, ADR (Denmark)	2,103	47,780
Tata Motors, Ltd., Sponsored ADR (India)	1,034	46,592
Toyota Motor Corp., Sponsored ADR (Japan)	323	45,185
Valeo, S.A., Sponsored ADR (France)	590	43,993
Total Consumer Discretionary		309,118
Consumer Staples—3.8%
Anheuser-Busch InBev N.V., Sponsored ADR (Belgium)	395	48,155
Unilever PLC, Sponsored ADR (United Kingdom)	1,011	42,169
Total Consumer Staples		90,324
Energy—5.0%
Canadian Natural Resources, Ltd. (Canada)	1,480	45,451
Royal Dutch Shell PLC, Class A, Sponsored ADR (Netherlands)	516	30,779
Suncor Energy, Inc. (Canada)	1,405	41,096
Total Energy		117,326
Financials—21.8%
Allianz SE, Sponsored ADR (Germany)	2,507	43,634
Allied World Assurance Co. Holdings AG (Switzerland)	1,117	45,127
Bank Mandiri Persero Tbk PT, ADR (Indonesia)	4,750	45,244
DBS Group Holdings, Ltd., Sponsored ADR (Singapore)	679	40,322
Hong Kong Exchanges and Clearing, Ltd., ADR (Hong Kong)	1,848	45,461
HSBC Holdings PLC, Sponsored ADR (United Kingdom)	860	36,627
Kasikornbank PCL, ADR (Thailand)[1]	1,512	42,865
Manulife Financial Corp. (Canada)	2,167	36,861
ORIX Corp., Sponsored ADR (Japan)*,1	550	38,687
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR (Japan)	5,307	41,076
Validus Holdings, Ltd. (Bermuda)	1,143	48,120
Zurich Insurance Group AG, ADR (Switzerland)*	1,415	47,749
Total Financials		511,773
Health Care—9.8%
ICON PLC (Ireland)*	695	49,018
Roche Holding AG, Sponsored ADR (Switzerland)	1,199	41,222
Shire PLC, ADR (Ireland)	181	43,312
Teva Pharmaceutical Industries, Ltd., Sponsored ADR (Israel)	738	45,977

	Shares	Value
WuXi PharmaTech Cayman, Inc., ADR (China)*	1,306	$50,647
Total Health Care		230,176
Industrials—12.9%
AerCap Holdings N.V. (Netherlands)*	948	41,380
Canadian National Railway Co. (Canada)	638	42,663
Copa Holdings, S.A., Class A (Panama)	403	40,691
Keppel Corp, Ltd., Sponsored ADR (Singapore)[1]	3,439	45,240
Ryanair Holdings PLC, Sponsored ADR (Ireland)	569	37,992
SMC Corp., Sponsored ADR (Japan)	2,982	44,328
WABCO Holdings, Inc. (United States)*	418	51,364
Total Industrials		303,658
Information Technology—18.6%
Advanced Semiconductor Engineering, Inc., ADR (Taiwan)	6,206	44,683
Cap Gemini, S.A., ADR (France)	1,179	48,169
Check Point Software Technologies, Ltd. (Israel)*	504	41,313
Lenovo Group, Ltd., ADR (China)[1]	1,531	44,629
NetEase, Inc., ADR (China)	383	40,330
NXP Semiconductors N.V. (Netherlands)*	438	43,958
Perfect World Co., Ltd., Sponsored ADR (China)	2,269	42,158
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	2,137	50,177
Wipro, Ltd., ADR (India)	3,679	49,004
YY, Inc., ADR (China)*,1	588	32,078
Total Information Technology		436,499
Materials—3.9%
Agrium, Inc. (Canada)	402	41,917
Methanex Corp. (Canada)	930	49,820
Total Materials		91,737
Telecommunication Services—10.9%
BT Group PLC, Sponsored ADR (United Kingdom)	671	43,729
China Mobile, Ltd., Sponsored ADR (Hong Kong)	824	53,585
KDDI Corp., ADR (Japan)	2,410	40,922
Nippon Telegraph & Telephone Corp., ADR (Japan)	1,339	41,268
SK Telecom Co, Ltd., Sponsored ADR (South Korea)	1,623	44,162
Telefonica Brasil, S.A., ADR (Brazil)[1]	2,218	33,913
Total Telecommunication Services		257,579
Total Common Stocks (cost $2,294,420)		2,348,190

3

AMG Renaissance International Equity Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments—6.3%
Repurchase Agreements—5.1%[2]
Daiwa Capital Markets America, dated 03/31/15, due 04/01/15, 0.180%, total to be received $119,555 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 02/15/16 - 03/01/48, totaling $121,945)	$119,554	$119,554

	Shares
Other Investment Companies—1.2%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	29,586	29,586
Total Short-Term Investments (cost $149,140)		149,140

Value
Total Investments—106.1% (cost $2,443,560)	$2,497,330
Other Assets, less Liabilities—(6.1)%	(143,773)
Net Assets—100.0%	$2,353,557

4

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At March 31, 2015, the approximate cost of investments for federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Renaissance Large Cap Growth Fund	$28,823,342	$4,303,547	$(345,131)	$3,958,416
AMG Renaissance International Equity Fund	2,443,603	169,331	(115,604)	53,727

*	Non-income producing security.
[1]	Some or all of these shares were out on loan to various brokers as of March 31, 2015, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Renaissance Large Cap Growth Fund	$154,612	0.5%
AMG Renaissance International Equity Fund	116,457	4.9%

[2]	Collateral received from brokers for securities lending was invested in these short-term investments.
[3]	Yield shown represents the March 31, 2015, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

Country	AMG Renaissance International Equity Fund†	MSCI ACWI ex USA
Australia	0.0%	5.2%
Austria	0.0%	0.1%
Belgium	1.9%	0.9%
Bermuda	1.9%	0.0%
Brazil	1.4%	1.6%
Canada	11.9%	6.7%
Chile	0.0%	0.3%
China	8.4%	3.5%
Colombia	0.0%	0.1%
Czech Republic	0.0%	0.1%
Denmark	1.9%	1.2%
Egypt	0.0%	0.1%
Finland	0.0%	0.6%
France	3.7%	6.7%
Germany	1.8%	6.8%
Greece	0.0%	0.1%
Hong Kong	4.0%	3.8%
Hungary	0.0%	0.1%
India	3.8%	1.6%
Indonesia	3.5%	0.6%
Ireland	5.2%	0.2%
Israel	3.5%	0.4%
Italy	0.0%	1.5%
Japan	11.8%	15.9%
Luxembourg	0.0%	0.2%
Malaysia	0.0%	0.8%

5

Notes to Schedules of Portfolio Investments (continued)

Country	AMG Renaissance International Equity Fund†	MSCI ACWI ex USA
Mexico	0.0%	1.0%
Netherlands	4.7%	2.3%
Netherlands Antilles	0.0%	0.3%
New Zealand	0.0%	0.1%
Norway	0.0%	0.4%
Panama	1.6%	0.0%
Peru	0.0%	0.1%
Philippines	0.0%	0.3%
Poland	0.0%	0.3%
Portugal	0.0%	0.1%
Russia	0.0%	0.8%
Singapore	3.4%	1.0%
South Africa	0.0%	1.7%
South Korea	1.8%	3.2%
Spain	0.0%	2.5%
Sweden	0.0%	2.2%
Switzerland	5.4%	6.6%
Taiwan	3.8%	2.8%
Thailand	1.7%	0.5%
Turkey	0.0%	0.3%
United Kingdom	4.9%	14.2%
United States	8.0%	0.2%

	100.0%	100.0%

†	As a percentage of total market value on March 31, 2015.

6

Notes to Schedules of Portfolio Investments (continued)

VALUATION OF INVESTMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities traded on an international securities exchange and equity securities traded in a non-U.S. over-the-counter market are valued at the last quoted sales price. The Funds’ investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”).

Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if AMG Funds LLC (the “Investment Manager”) believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Pricing Committee, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, on behalf of a fund that invests in international securities, the Investment Manager or applicable subadvisor may recommend an adjustment of such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which each Fund calculates its NAV. The Board has also adopted a policy that securities held in a fund that invests in international securities and certain foreign debt obligations held by a fund, in each case, that can be fair valued by the applicable fair value pricing service are fair valued on each business day without regard to a “trigger” (e.g., without regard to invoking fair value based upon a change in a U.S. equity securities index exceeding a predetermined level). The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

7

Notes to Schedules of Portfolio Investments (continued)

Level 3 – inputs are significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summaries the inputs used to value the Funds’ net assets by the fair value hierarchy levels as of March 31, 2015:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Renaissance Large Cap Growth Fund
Investments in Securities
Common Stocks†	$31,760,631	—	—	$31,760,631
Short-Term Investments
Repurchase Agreements	—	$159,905	—	159,905
Other Investment Companies	861,222	—	—	861,222

Total Investments in Securities	$32,621,853	$159,905	—	$32,781,758

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Renaissance International Equity Fund
Investments in Securities
Common Stocks†	$2,348,190	—	—	$2,348,190
Short-Term Investments
Repurchase Agreements	—	$119,554	—	119,554
Other Investment Companies	29,586	—	—	29,586

Total Investments in Securities	$2,377,776	$119,554	—	$2,497,330

†	All common stocks held in the Funds are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

As of March 31, 2015, the Funds had no transfers between levels from the beginning of the reporting period.

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of an ADR security is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

8

AMG Managers Skyline Special Equities Fund

Schedule of Portfolio Investments (unaudited)

March 31, 2015

	Shares	Value
Common Stocks—95.5%
Consumer Discretionary—15.8%
Aaron’s, Inc.	1,028,200	$29,108,342
Brunswick Corp.	451,800	23,245,110
Chico’s FAS, Inc.	1,106,400	19,572,216
The Children’s Place, Inc.	373,500	23,974,965
Drew Industries, Inc.	221,350	13,621,879
Gildan Activewear, Inc.	514,400	15,185,088
La-Z-Boy, Inc.	886,500	24,919,515
MDC Partners, Inc., Class A	899,992	25,514,773
Pier 1 Imports, Inc.[1]	1,007,900	14,090,442
Signet Jewelers, Ltd.	110,200	15,294,658
Winnebago Industries, Inc.	1,060,600	22,548,356
Total Consumer Discretionary		227,075,344
Energy—2.2%
Bristow Group, Inc.	360,807	19,645,941
Ultra Petroleum Corp.*,1	735,300	11,492,739
Total Energy		31,138,680
Financials—19.9%
BancorpSouth, Inc.	1,139,000	26,447,580
BBCN Bancorp, Inc.	1,445,100	20,910,597
Brookline Bancorp, Inc.	1,745,200	17,539,260
First Busey Corp.	1,838,773	12,301,391
First Midwest Bancorp, Inc.	1,592,504	27,661,794
Greenhill & Co., Inc.	621,200	24,630,580
The Hanover Insurance Group, Inc.	336,800	24,444,944
Infinity Property & Casualty Corp.	202,100	16,582,305
Janus Capital Group, Inc.	886,355	15,236,442
Park Sterling Corp.	2,259,500	16,042,450
Reinsurance Group of America, Inc.	235,847	21,978,582
Sterling Bancorp	2,033,120	27,264,139
Symetra Financial Corp.	487,000	11,425,020
Umpqua Holdings Corp.	1,336,214	22,956,157
Total Financials		285,421,241
Health Care—3.9%
AMN Healthcare Services, Inc.*	573,100	13,221,417
Cross Country Healthcare, Inc.*	2,057,464	24,401,523
Teleflex, Inc.	158,150	19,109,264
Total Health Care		56,732,204
Industrials—29.5%
CBIZ, Inc.*	2,895,675	27,016,648

	Shares	Value
Columbus McKinnon Corp.	361,250	$9,732,075
Curtiss-Wright Corp.	189,800	14,033,812
FTI Consulting, Inc.*	563,400	21,104,964
G&K Services, Inc., Class A	143,600	10,415,308
Granite Construction, Inc.	452,800	15,911,392
Herman Miller, Inc.	526,600	14,618,416
Hillenbrand, Inc.	569,500	17,580,465
ICF International, Inc.*	618,500	25,265,725
Korn/Ferry International	875,800	28,787,546
Luxfer Holdings PLC, ADR	627,000	8,382,990
ManpowerGroup, Inc.	319,300	27,507,695
McGrath RentCorp	722,500	23,777,475
Mueller Water Products, Inc., Class A	1,894,800	18,663,780
Quality Distribution, Inc.*	1,285,900	13,283,347
Rush Enterprises, Inc., Class A*	434,777	11,895,499
Spirit AeroSystems Holdings, Inc., Class A*	650,600	33,967,826
Steelcase, Inc., Class A	1,610,500	30,502,870
Stock Building Supply Holdings, Inc.*	897,520	16,209,211
Swift Transportation Co.*	579,000	15,065,580
TriMas Corp.*	672,700	20,712,433
Triumph Group, Inc.	306,200	18,286,264
Total Industrials		422,721,321
Information Technology—16.6%
Benchmark Electronics, Inc.*	780,689	18,759,957
EVERTEC, Inc.	716,400	15,660,504
Fairchild Semiconductor International, Inc.*	961,400	17,478,252
Knowles Corp.*,1	784,400	15,115,388
NetScout Systems, Inc.*,1	480,100	21,052,385
Perficient, Inc.*	1,048,300	21,689,327
Plantronics, Inc.	379,900	20,115,705
Rudolph Technologies, Inc.*	954,400	10,517,488
Sanmina Corp.*	874,500	21,154,155
Tech Data Corp.*	300,000	17,331,000
Virtusa Corp.*	387,812	16,047,661
WNS Holdings, Ltd., ADR*	923,400	22,457,088
Xcerra Corp.*	1,296,306	11,524,160
Zebra Technologies Corp., Class A*	102,000	9,252,930
Total Information Technology		238,156,000
Materials—7.6%
Avery Dennison Corp.	496,000	26,243,360

1

AMG Managers Skyline Special Equities Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Materials—7.6% (continued)
Berry Plastics Group, Inc.*	592,500	$21,442,575
Headwaters, Inc.*	1,663,900	30,515,926
Koppers Holdings, Inc.	530,100	10,432,368
PH Glatfelter Co.	728,401	20,052,880
Total Materials		108,687,109
Total Common Stocks (cost $1,142,554,433)		1,369,931,899

	Principal Amount
Short-Term Investments—6.8%
Repurchase Agreements—2.3%[2]
BNP Paribas Securities Corp., dated 03/31/15, due 04/01/15, 0.130%, total to be received $1,646,842 (collateralized by various U.S. Government Agency Obligations, 1.625% - 6.000%, 06/01/16 - 03/01/45, totaling $1,679,773)	$1,646,836	1,646,836
Cantor Fitzgerald Securities, Inc., dated 03/31/15, due 04/01/15, 0.150%, total to be received $7,822,961 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 05/28/15 - 02/20/65, totaling $7,979,387)	7,822,928	7,822,928
Daiwa Capital Markets America, dated 03/31/15, due 04/01/15, 0.180%, total to be received $7,822,967 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 02/15/16 - 03/01/48, totaling $7,979,387)	7,822,928	7,822,928

	Principal Amount	Value
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 03/31/15, due 04/01/15, 0.150%, total to be received $7,822,961 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.000%, 06/01/15 - 04/01/45, totaling $7,979,387)	$7,822,928	$7,822,928
Nomura Securities International, Inc., dated 03/31/15, due 04/01/15, 0.130%, total to be received $7,822,956 (collateralized by various U.S. Government Agency Obligations, 1.280% - 7.500%, 08/18/15 - 03/20/65 totaling $7,979,386)	7,822,928	7,822,928
Total Repurchase Agreements		32,938,548

	Shares
Other Investment Companies—4.5%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	64,890,059	64,890,059
Total Short-Term Investments (cost $97,828,607)		97,828,607
Total Investments—102.3% (cost $1,240,383,040)		1,467,760,506
Other Assets, less Liabilities—(2.3)%		(33,200,581)
Net Assets—100.0%		$1,434,559,925

2

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Based on the approximate cost of investments of $1,241,849,804 for federal income tax purposes at March 31, 2015, the aggregate gross unrealized appreciation and/or depreciation were $259,362,283 and $33,451,581, respectively, resulting in net unrealized appreciation of investments of $225,910,702.

*	Non-income producing security.

[1]	Some or all of these securities, amounting to a market value of $32,238,040, or 2.2% of net assets, were out on loan to various brokers.

[2]	Collateral received from brokers for securities lending was invested in these short-term investments.

[3]	Yield shown represents the March 31, 2015, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

VALUATION OF INVESTMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities traded on an international securities exchange and equity securities traded in a non-U.S. over-the-counter market are valued at the last quoted sales price. The Fund’s investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Fund (the “Board”).

Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if AMG Funds LLC (the “Investment Manager”) believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Pricing Committee, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, on behalf of a fund that invests in international securities, the Investment Manager or applicable subadvisor may recommend an adjustment of such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. The Board has also adopted a policy that securities held in a fund that invests in international securities and certain foreign debt obligations held by a fund, in each case, that can be fair valued by the applicable fair value pricing service are fair valued on each business day without regard to a “trigger” (e.g., without regard to invoking fair value based upon a change in a U.S. equity securities index exceeding a predetermined level). The Fund may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (U.S. GAAP) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

3

Notes to Schedule of Portfolio Investments (continued)

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the inputs used to value the Fund’s net assets by the fair value hierarchy levels as of March 31, 2015:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Skyline Special Equities Fund
Investments in Securities
Common Stocks†	$1,369,931,899	—	—	$1,369,931,899
Short-Term Investments
Repurchase Agreements	—	$32,938,548	—	32,938,548
Other Investment Companies	64,890,059	—	—	64,890,059

Total Investments in Securities	$1,434,821,958	$32,938,548	—	$1,467,760,506

†	All common stocks held in the Fund are level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of March 31, 2015, the Fund had no transfers between levels from the beginning of the reporting period.

INVESTMENT DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

4

AMG TimesSquare Small Cap Growth Fund

Schedule of Portfolio Investments (unaudited)

March 31, 2015

	Shares	Value
Common Stocks—93.7%
Consumer Discretionary—14.3%
Bright Horizons Family Solutions, Inc.*	325,069	$16,666,288
Burlington Stores, Inc.*	200,000	11,884,000
Dorman Products, Inc.*,1	300,000	14,925,000
G-III Apparel Group, Ltd.*	138,000	15,545,700
Global Eagle Entertainment, Inc.*	410,044	5,457,686
IMAX Corp.*	385,000	12,978,350
La Quinta Holdings, Inc.*	250,000	5,920,000
Lithia Motors, Inc., Class A	149,531	14,864,877
Mattress Firm Holding Corp.*,1	130,000	9,053,200
Monro Muffler Brake, Inc.	256,566	16,689,618
Performance Sports Group, Ltd.*	478,000	9,321,000
Sotheby’s	313,883	13,264,695
Wayfair, Inc., Class A*,1	260,000	8,351,200
William Lyon Homes, Class A*	382,700	9,881,314
Total Consumer Discretionary		164,802,928
Consumer Staples—3.2%
The Boston Beer Co., Inc., Class A*	50,571	13,522,685
Inter Parfums, Inc.	235,012	7,666,091
United Natural Foods, Inc.*	210,032	16,180,865
Total Consumer Staples		37,369,641
Energy—2.4%
Hornbeck Offshore Services, Inc.*	260,668	4,903,165
Matador Resources Co.*	300,020	6,576,438
PDC Energy, Inc.*	153,994	8,321,836
Synergy Resources Corp.*	670,000	7,939,500
Total Energy		27,740,939
Financials—6.5%
AMERISAFE, Inc.	166,393	7,695,676
BofI Holding, Inc.*	95,000	8,838,800
Financial Engines, Inc.[1]	235,000	9,830,050
Kennedy-Wilson Holdings, Inc.	455,111	11,896,601
PRA Group, Inc.*	216,804	11,776,793
StanCorp Financial Group, Inc.	95,000	6,517,000
WisdomTree Investments, Inc.[1]	870,134	18,673,076
Total Financials		75,227,996
Health Care—12.0%
Air Methods Corp.*	300,057	13,979,656
Align Technology, Inc.*	208,093	11,192,282
Array BioPharma, Inc.*,1	975,094	7,186,443

	Shares	Value
Celldex Therapeutics, Inc.*	210,050	$5,854,093
Cempra, Inc.*	159,000	5,455,290
Clovis Oncology, Inc.*	110,000	8,165,300
Cynosure, Inc., Class A*	275,000	8,434,250
Globus Medical, Inc., Class A*	280,019	7,067,679
Horizon Pharma PLC*,1	500,000	12,985,000
Imprivata, Inc.*	232,000	3,248,000
Inogen, Inc.*	285,000	9,117,150
Magellan Health, Inc.*	140,046	9,918,058
Sirona Dental Systems, Inc.*	96,438	8,678,456
Stemline Therapeutics, Inc.*,1	305,000	4,413,350
Surgical Care Affiliates, Inc.*	225,085	7,727,168
Team Health Holdings, Inc.*	260,000	15,212,600
Total Health Care		138,634,775
Industrials—24.1%
The Advisory Board Co.*	280,510	14,945,573
Albany International Corp., Class A	526,501	20,928,415
Allegiant Travel Co.	66,016	12,694,217
Avolon Holdings, Ltd.*,1	395,100	8,411,679
Chart Industries, Inc.*	170,000	5,962,750
The Corporate Executive Board Co.	236,015	18,848,158
DigitalGlobe, Inc.*	404,097	13,767,585
EMCOR Group, Inc.	235,051	10,922,820
Generac Holdings, Inc.*	177,400	8,637,606
Healthcare Services Group, Inc.	215,086	6,910,713
Huron Consulting Group, Inc.*	139,712	9,241,949
ICF International, Inc.*	150,900	6,164,265
McGrath RentCorp	210,026	6,911,956
On Assignment, Inc.*	553,658	21,243,857
Orbital ATK, Inc.	160,906	12,330,227
Park-Ohio Holdings Corp.	149,091	7,852,623
RBC Bearings, Inc.	195,059	14,929,816
Rexnord Corp.*	491,172	13,109,381
Saia, Inc.*	145,700	6,454,510
SP Plus Corp.*	250,749	5,478,866
Spirit Airlines, Inc.*	46,047	3,562,196
TriNet Group, Inc.*	320,000	11,273,600
WageWorks, Inc.*	251,273	13,400,389
WESCO International, Inc.*	184,481	12,893,377
West Corp.	364,648	12,299,577
Total Industrials		279,176,105

AMG TimesSquare Small Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology—28.6%
BroadSoft, Inc.*	220,098	$7,364,479
Cardtronics, Inc.*	390,012	14,664,451
CommVault Systems, Inc.*	122,298	5,344,422
comScore, Inc.*	280,000	14,336,000
Dealertrack Technologies, Inc.*	385,632	14,854,545
EnerNOC, Inc.*	300,000	3,420,000
EVERTEC, Inc.	135,296	2,957,570
ExlService Holdings, Inc.*	400,019	14,880,707
GrubHub, Inc.*	250,000	11,347,500
Heartland Payment Systems, Inc.	303,554	14,221,505
j2 Global, Inc.	275,023	18,063,511
Jack Henry & Associates, Inc.	283,032	19,781,106
Littelfuse, Inc.	71,000	7,056,690
MAXIMUS, Inc.	195,005	13,018,534
MKS Instruments, Inc.	390,000	13,185,900
Monotype Imaging Holdings, Inc.	278,061	9,075,911
NIC, Inc.	666,986	11,785,643
Paycom Software, Inc.*	325,000	10,419,500
PDF Solutions, Inc.*	310,000	5,555,200
PROS Holdings, Inc.*	377,097	9,318,067
Q2 Holdings, Inc.*	285,000	6,024,900
Qlik Technologies, Inc.*	429,160	13,359,751
Shutterstock, Inc.*,1	145,086	9,963,056
Solera Holdings, Inc.	380,061	19,633,951
Tyler Technologies, Inc.*	93,006	11,210,013
The Ultimate Software Group, Inc.*	141,070	23,975,552
Virtusa Corp.*	237,000	9,807,060
WEX, Inc.*	150,003	16,104,322
Total Information Technology		330,729,846
Materials —1.8%
PolyOne Corp.	455,647	17,018,415
Summit Materials, Inc.*	189,900	4,206,285
Total Materials		21,224,700
Telecommunication Services—0.8%
Cogent Communications Holdings, Inc.*	272,500	9,627,425
Total Common Stocks (cost $733,636,834)		1,084,534,355
Warrants—0.0%#
American Standard Energy Corp., 01/26/16, Series A Warrant*,2	150,000	135

	Shares	Value
American Standard Energy Corp., 01/26/16, Series B Warrant*,2	150,000	$135
American Standard Energy Corp., 03/28/16, Series C Warrant*,2	150,000	135
Total Warrants (cost $795,224)		405

	Principal Amount
Short-Term Investments—9.0%
Repurchase Agreements—3.4%[3]
Bank of Nova Scotia, dated 03/31/15, due 04/01/15, 0.130%, total to be received $9,397,008 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.125%, 04/14/15 - 07/20/61, totaling $9,584,949	$9,396,974	9,396,974
BNP Paribas Securities Corp., dated 03/31/15, due 04/01/15, 0.130%, total to be received $1,978,172 (collateralized by various U.S. Government Agency Obligations, 1.625% - 6.000%, 06/01/16 - 03/01/45, totaling $2,017,728	1,978,165	1,978,165
Daiwa Capital Markets America, dated 03/31/15, due 04/01/15, 0.180%, total to be received $9,397,021 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 02/15/16 - 03/01/48, totaling $9,584,914	9,396,974	9,396,974
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 03/31/15, due 04/01/15, 0.150%, total to be received $9,397,013 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.000%, 06/01/15 - 04/01/45, totaling $9,584,914	9,396,974	9,396,974
Nomura Securities International, Inc., dated 03/31/15, due 04/01/15, 0.130%, total to be received $9,397,008 (collateralized by various U.S. Government Agency Obligations, 1.280% - 7.500%, 08/18/15 - 03/20/65 totaling $9,584,913	9,396,974	9,396,974
Total Repurchase Agreements		39,566,061

	Shares
Other Investment Companies—5.6%[4]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	64,536,717	64,536,717
Total Short—Term Investments (cost $104,102,778)		104,102,778
Total Investments—102.7% (cost $838,534,836)		1,188,637,538
Other Assets, less Liabilities—(2.7)%		(30,941,892)
Net Assets—100.0%		$1,157,695,646

AMG TimesSquare Mid Cap Growth Fund

Schedule of Portfolio Investments (unaudited)

March 31, 2015

	Shares	Value
Common Stocks—97.0%
Consumer Discretionary—18.1%
BorgWarner, Inc.	728,400	$44,053,632
Charter Communications, Inc., Class A*	231,700	44,743,587
Hanesbrands, Inc.	834,900	27,977,499
Markit, Ltd.*	1,083,800	29,154,220
O’Reilly Automotive, Inc.*	196,500	42,491,160
Polaris Industries, Inc.	182,400	25,736,640
Pool Corp.	468,800	32,703,488
Ross Stores, Inc.	317,300	33,430,728
Sally Beauty Holdings, Inc.*	1,034,700	35,562,639
ServiceMaster Global Holdings, Inc.*	644,700	21,758,625
Tempur Sealy International, Inc.*	559,400	32,299,756
Tractor Supply Co.	359,700	30,596,082
Williams-Sonoma, Inc.	425,800	33,940,518
Wyndham Worldwide Corp.	325,600	29,457,032
Total Consumer Discretionary		463,905,606
Consumer Staples—4.0%
Brown-Forman Corp., Class B	303,300	27,403,155
Church & Dwight Co., Inc.	322,300	27,530,866
The Hershey Co.	184,100	18,577,531
The WhiteWave Foods Co.*	667,900	29,614,686
Total Consumer Staples		103,126,238
Energy—3.4%
Cameron International Corp.*	301,400	13,599,168
Continental Resources, Inc.*	385,068	16,815,920
EP Energy Corp., Class A*,1	1,014,900	10,636,152
Oceaneering International, Inc.	392,400	21,162,132
Range Resources Corp.	458,800	23,875,952
Total Energy		86,089,324
Financials—8.0%
Apollo Global Management LLC, Class A1	1,502,800	32,460,480
Assured Guaranty, Ltd.	1,108,800	29,261,232
BankUnited, Inc.	812,100	26,588,154
Invesco, Ltd.	627,900	24,921,351
McGraw Hill Financial, Inc.	385,089	39,818,203
Och-Ziff Capital Management Group LLC.,Class A	1,294,100	16,357,424
RenaissanceRe Holdings, Ltd.	351,600	35,065,068
Total Financials		204,471,912

	Shares	Value
Health Care—11.1%
Boston Scientific Corp.*	1,783,300	$31,653,575
Catalent, Inc.*	538,200	16,764,930
DaVita HealthCare Partners, Inc.*	1,057,300	85,937,344
Endo International PLC*	398,300	35,727,510
Envision Healthcare Holdings, Inc.*	1,285,700	49,306,595
Premier, Inc., Class A	801,500	30,120,370
United Therapeutics Corp.*	195,700	33,745,530
Total Health Care		283,255,854
Industrials—27.3%
AMETEK, Inc.	560,900	29,469,686
Avis Budget Group, Inc.*	567,700	33,502,815
Copart, Inc.*	635,400	23,871,978
Equifax, Inc.	535,500	49,801,500
Fastenal Co.[1]	609,800	25,267,063
Flowserve Corp.	346,200	19,556,838
Genesee & Wyoming, Inc., Class A*	398,100	38,392,764
Hexcel Corp.	642,900	33,057,918
Hubbell, Inc., Class B	176,900	19,391,778
IHS, Inc., Class A*	202,750	23,064,840
L-3 Communications Holdings, Inc.	267,200	33,611,088
Nielsen N.V.	1,716,100	76,486,577
Pall Corp.	229,875	23,077,151
Rockwell Collins, Inc.	364,200	35,163,510
Ryanair Holdings PLC, Sponsored ADR	586,025	39,128,889
Sensata Technologies Holding N.V.*	517,600	29,736,120
Stericycle, Inc.*	225,400	31,652,922
Towers Watson & Co., Class A	259,500	34,302,007
TransDigm Group, Inc.	88,100	19,269,232
Verisk Analytics, Inc., Class A*	517,600	36,956,640
WABCO Holdings, Inc.*	359,000	44,113,920
Total Industrials		698,875,236
Information Technology—19.1%
Alliance Data Systems Corp.*	346,300	102,591,375
Amdocs, Ltd.	828,800	45,086,720
CommVault Systems, Inc.*	293,000	12,804,100
CoStar Group, Inc.*	116,900	23,126,327
Gartner, Inc.*	745,100	62,476,635
Global Payments, Inc.	350,700	32,152,176
Keysight Technologies, Inc.*	634,500	23,571,675

AMG TimesSquare Mid Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology—19.1% (continued)
Lam Research Corp.	388,400	$27,279,274
NeuStar, Inc., Class A*,1	893,000	21,985,660
NXP Semiconductors N.V.*	264,700	26,565,292
Qlik Technologies, Inc.*	870,700	27,104,891
SolarWinds, Inc.*,1	434,100	22,243,284
Solera Holdings, Inc.	520,300	26,878,698
Vantiv, Inc., Class A*	893,300	33,677,410
Total Information Technology		487,543,517
Materials—2.2%
Airgas, Inc.	164,900	17,497,539
Ecolab, Inc.	327,700	37,482,326
Total Materials		54,979,865
Telecommunication Services—3.8%
SBA Communications Corp., Class A*	826,500	96,783,150
Total Common Stocks (cost $1,656,948,560)		2,479,030,702

	Principal Amount
Short-Term Investments—4.1%
Repurchase Agreements—0.9%[3]
Bank of Nova Scotia, dated 03/31/15, due 04/01/15, 0.130%, total to be received $5,461,519 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.125%, 04/14/15 - 07/20/61, totaling $5,570,749)	$5,461,499	5,461,499
Cantor Fitzgerald Securities, Inc., dated 03/31/15, due 04/01/15, 0.150%, total to be received $2,473,119 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 05/28/15 - 02/20/65, totaling $2,522,571)	2,473,109	2,473,109

	Principal Amount	Value
Daiwa Capital Markets America, dated 03/31/15, due 04/01/15, 0.180%, total to be received $5,461,526 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 02/15/16 - 03/01/48, totaling $5,570,729)	$5,461,499	$5,461,499
Mizuho Securities USA, Inc., dated 03/31/15, due 04/01/15, 0.150%, total to be received $4,138,169 (secured by various U.S. Government Agency Obligations, 2.000% - 5.000%, 05/01/44 - 04/01/45, totaling $4,220,915)	4,138,152	4,138,152
Nomura Securities International, Inc., dated 03/31/15, due 04/01/15, 0.130%, total to be received $5,461,519 (collateralized by various U.S. Government Agency Obligations, 1.280% - 7.500%, 08/18/15 -03/20/65 totaling $5,570,729)	5,461,499	5,461,499
Total Repurchase Agreements		22,995,758

	Shares
Other Investment Companies—3.2%[4]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	52,240,299	52,240,299
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.10%	30,049,570	30,049,570
Total Other Investment Companies		82,289,869
Total Short-Term Investments (cost $105,285,627)		105,285,627
Total Investments—101.1% (cost $1,762,234,187)		2,584,316,329
Other Assets, less Liabilities—(1.1)%		(27,794,738)
Net Assets—100.0%		$2,556,521,591

AMG TimesSquare International Small Cap Fund

Schedule of Portfolio Investments (unaudited)

March 31, 2015

	Shares	Value
Common Stocks—98.7%
Consumer Discretionary—25.4%
ABC-Mart, Inc. (Japan)	8,400	$491,277
Cambian Group PLC (United Kingdom)	140,100	484,229
CTS Eventim AG & Co. KGaA (Germany)	27,512	866,757
Dalata Hotel Group PLC (Ireland)*	100,525	394,525
De’Longhi S.P.A. (Italy)	6,854	148,354
Dignity PLC (United Kingdom)	5,368	145,242
Don Quijote Holdings Co., Ltd. (Japan)	1,740	141,442
Greene King PLC (United Kingdom)[1]	50,030	619,358
Gulliver International Co., Ltd. (Japan)	22,100	181,748
Izumi Co., Ltd. (Japan)	9,700	354,977
Koito Manufacturing Co., Ltd. (Japan)	29,000	871,994
Paddy Power PLC (Ireland)	3,698	316,948
Samsonite International, S.A. (United States)	182,550	635,220
Slater & Gordon, Ltd. (Australia)	99,165	570,244
Sumitomo Rubber Industries, Ltd. (Japan)	10,400	191,707
Tamedia AG (Switzerland)	2,660	465,870
William Hill PLC (United Kingdom)	81,500	447,536
Yoox S.P.A. (Italy)*	15,875	437,745
Total Consumer Discretionary		7,765,173
Consumer Staples—4.1%
Naturex (France)[1]	3,072	167,668
Sugi Holdings Co., Ltd. (Japan)	15,630	773,000
Viscofan, S.A. (Spain)	4,900	299,381
Total Consumer Staples		1,240,049
Energy—1.0%
Premier Oil PLC (United Kingdom)	62,635	121,822
TGS Nopec Geophysical Co. ASA (Norway)	8,520	188,577
Total Energy		310,399
Financials—21.8%
Amlin PLC (United Kingdom)	28,895	216,387
Bolsas y Mercados Espanoles, S.A. (Spain)	13,900	619,009
Challenger, Ltd. (Australia)	120,315	653,125
Credito Real, S.A.B. de C.V. (Mexico)	102,264	241,155
Grenkeleasing AG (Germany)	3,375	389,342
Hoist Finance AB (Sweden)*	35,000	269,242
Indiabulls Housing Finance, Ltd. (India)	40,850	363,940
kabu.com Securities Co., Ltd. (Japan)	91,000	596,909
Kennedy Wilson Europe Real Estate PLC (United Kingdom)	21,000	342,352

	Shares	Value
The Paragon Group of Cos. PLC (United Kingdom)	34,435	$215,208
Qualitas Controladora SAB de C.V. (Mexico)*	77,125	139,552
Shriram Transport Finance Co., Ltd. (India)	29,325	522,623
St. James’s Place PLC (United Kingdom)	39,867	551,406
Tokyo Tatemono Co., Ltd. (Japan)	64,000	468,884
Topdanmark A/S (Denmark)*	10,850	324,644
Yes Bank, Ltd. (India)	57,450	749,863
Total Financials		6,663,641
Health Care—9.8%
CMIC Holdings Co., Ltd. (Japan)[1]	16,525	267,370
DiaSorin S.P.A. (Italy)	9,225	405,211
Fisher & Paykel Healthcare Corp., Ltd. (New Zealand)	29,500	145,012
Miraca Holdings, Inc. (Japan)	10,730	493,290
Orpea (France)[1]	9,880	622,323
Recipharm AB (Sweden)*	21,800	464,495
Tecan Group AG (Switzerland)	4,550	596,546
Total Health Care		2,994,247
Industrials—25.8%
AirAsia BHD (Malaysia)	280,300	180,131
Bossard Holding AG (Switzerland)	3,435	407,362
Bufab Holding AB (Sweden)*,1	42,895	249,038
Daetwyler Holding AG (Switzerland)	1,830	255,373
Diploma PLC (United Kingdom)	24,525	291,588
HellermannTyton Group PLC (United Kingdom)	149,550	741,678
Interpump Group S.p.A. (Italy)	59,950	975,210
KUKA AG (Germany)	5,850	448,286
LISI (France)	16,090	437,708
Melrose Industries PLC (United Kingdom)	205,996	846,047
Nabtesco Corp. (Japan)	16,200	468,005
Norma Group SE (Germany)	7,165	359,731
Palfinger AG (Austria)	19,440	513,999
Prosegur Cia de Seguridad, S.A. (Spain)	42,110	239,809
Rotork PLC (United Kingdom)	6,300	230,981
Teleperformance (France)	13,095	897,419
THK Co., Ltd. (Japan)	13,400	340,505
Total Industrials		7,882,870
Information Technology—9.6%
accesso Technology Group PLC (United Kingdom)*	14,040	116,630
Altran Technologies SA (France)	39,550	396,044

AMG TimesSquare International Small Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology—9.6% (continued)
Horiba, Ltd. (Japan)	24,095	$920,515
SimCorp A/S (Denmark)	5,900	193,592
Spectris PLC (United Kingdom)	4,522	144,608
Telecity Group PLC (United Kingdom)[1]	6,310	81,684
Telit Communications PLC (United Kingdom)*	71,325	226,418
Wirecard AG (Germany)	20,512	864,479
Total Information Technology		2,943,970
Materials—1.2%
Frutarom Industries, Ltd. (Israel)	6,020	225,048
JSR Corp. (Japan)	9,015	156,114
Total Materials		381,162
Total Common Stocks (cost $27,999,912)		30,181,511

	Principal Amount	Value
Short-Term Investments—3.4%
Repurchase Agreements—3.0%[3]
Nomura Securities International, Inc., dated 03/31/15, due 04/01/15, 0.130%, total to be received $911,785 (collateralized by various U.S. Government Agency Obligations, 1.280% - 7.500%, 08/18/15 - 3/20/65, totaling $930,018)	$911,782	$911,782

	Shares
Other Investment Companies—0.4%[4]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	123,920	123,920
Total Short-Term Investments (cost $1,035,702)		1,035,702
Total Investments—102.1% (cost $29,035,614)		31,217,213
Other Assets, less Liabilities—(2.1)%		(628,150)
Net Assets—100.0%		$30,589,063

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At March 31, 2015, the approximate cost of investments for federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG TimesSquare Small Cap Growth Fund	$844,152,643	$363,079,792	$(18,594,897)	$344,484,895
AMG TimesSquare Mid Cap Growth Fund	1,779,753,336	843,582,535	(39,019,542)	804,562,993
AMG TimesSquare International Small Cap Fund	29,042,462	3,765,492	(1,590,741)	2,174,751

*	Non-income producing security.
[1]	Some or all of these shares were out on loan to various brokers as of March 31, 2015, amounting to the following:

Fund	Market Value	% of Net Assets
AMG TimesSquare Small Cap Growth Fund	$38,200,218	3.3%
AMG TimesSquare Mid Cap Growth Fund	22,520,859	0.9%
AMG TimesSquare International Small Cap Fund	852,992	2.8%

[2]	Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded, and would be difficult to sell in a timely sale. The Fund may not invest more than 15% of its net assets in illiquid securities. The market value of Illiquid securities at March 31, 2015, amounted to the following:

Fund	Market Value	% of Net Assets
AMG TimesSquare Small Cap Growth Fund	$405	0.00	%#

[3]	Collateral received from brokers for securities lending was invested in these short-term investments.
[4]	Yield shown represents the March 31, 2015, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
#	Rounds to less than 0.1%.

Notes to Schedules of Portfolio Investments (continued)

Country	AMG TimesSquare International Small Cap Fund†	MSCI EAFE Small Cap Index
Australia	3.9%	6.1%
Austria	1.6%	0.8%
Belgium	0.0%	1.4%
China	0.0%	0.1%
Czech Republic	0.0%	0.0%
Denmark	1.7%	1.9%
Finland	0.0%	1.4%
France	8.1%	4.0%
Germany	9.4%	5.4%
Hong Kong	0.0%	2.5%
India	5.2%	0.0%
Indonesia	0.0%	0.1%
Ireland	2.3%	1.7%
Israel	0.7%	1.0%
Italy	6.3%	4.0%
Japan	21.5%	29.9%
Luxembourg	0.0%	0.2%
Malaysia	0.6%	0.0%
Mexico	1.2%	0.0%
Netherlands	0.0%	1.6%
New Zealand	0.5%	1.1%
Norway	0.6%	1.6%
Portugal	0.0%	0.4%
Singapore	0.0%	2.2%
Spain	3.7%	2.6%
Sweden	3.1%	4.0%
Switzerland	5.5%	4.5%
Taiwan	0.0%	0.1%
Turkey	0.0%	0.0%
United Kingdom	18.7%	21.4%
United States	5.4%	0.0%#

	100.0%	100.0%

†	As a percentage of total market value as of March 31, 2015.
#	Rounds to less than 0.1%.

Notes to Schedules of Portfolio Investments (continued)

VALUATION OF INVESTMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities traded on an international securities exchange and equity securities traded in a non-U.S. over-the-counter market are valued at the last quoted sales price. The Funds’ investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”).

Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if AMG Funds LLC (the “Investment Manager”) believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Pricing Committee, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

Portfolio investments that trade on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, on behalf of a fund that invests in international securities, the Investment Manager or applicable subadvisor may recommend an adjustment of such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which each Fund calculates its NAV. The Board has also adopted a policy that securities held in a fund that invests in international securities and certain foreign debt obligations held by a fund, in each case, that can be fair valued by the applicable fair value pricing service are fair valued on each business day without regard to a “trigger” (e.g., without regard to invoking fair value based upon a change in a U.S. equity securities index exceeding a predetermined level). The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Notes to Schedule of Portfolio Investments (continued)

Level 3 – inputs are significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summaries the inputs used to value the Funds’ net assets by the fair value hierarchy levels as of March 31, 2015:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG TimesSquare Small Cap Growth Fund
Investments in Securities
Common Stocks†	$1,084,534,355	—	—	$1,084,534,355
Warrants	—	$405	—	405
Short-Term Investments
Repurchase Agreements	—	39,566,061	—	39,566,061
Other Investment Companies	64,536,717	—	—	64,536,717

Total Investments in Securities	$1,149,071,072	$39,566,466	—	$1,188,637,538

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG TimesSquare Mid Cap Growth Fund
Investments in Securities
Common Stocks†	$2,479,030,702	—	—	$2,479,030,702
Short-Term Investments
Repurchase Agreements	—	$22,995,758	—	22,995,758
Other Investment Companies	82,289,869	—	—	82,289,869

Total Investments in Securities	$2,561,320,571	$22,995,758	—	$2,584,316,329

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG TimesSquare International Small Cap Fund
Investments in Securities
Common Stocks
Industrials	$1,672,464	$6,210,406	—	$7,882,870
Consumer Discretionary	2,673,571	5,091,602	—	7,765,173
Financials	992,301	5,671,340	—	6,663,641
Health Care	464,495	2,529,752	—	2,994,247
Information Technology	932,684	2,011,286	—	2,943,970
Consumer Staples	167,668	1,072,381	—	1,240,049
Materials	—	381,162	—	381,162
Energy	—	310,399	—	310,399
Short-Term Investments
Repurchase Agreements	—	911,782	—	911,782
Other Investment Companies	123,920	—	—	123,920

Total Investments in Securities	$7,027,103	$24,190,110	—	$31,217,213

†	All common stocks held in the Funds are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

As of March 31, 2015, AMG TimesSquare Small Cap Growth Fund and AMG TimesSquare Mid Cap Growth Fund had no transfers between levels from the beginning of the reporting period.

As of March 31, 2015, the AMG TimesSquare International Small Cap Fund had transfers between Level 1 and Level 2 as follows:

	Transfer into Level 1[1]	Transfer out of Level 1[1]	Transfer into Level 2[1]	Transfer out of Level 2[1]
Assets:
Common Stocks	$288,533	$(14,992)	$14,992	$(288,533)

[1]	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

INVESTMENT DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

AMG Yacktman Focused Fund

Schedule of Portfolio Investments (unaudited)

March 31, 2015

	Shares	Value
Common Stocks—77.7%
Consumer Discretionary—10.7%
Twenty-First Century Fox, Inc., Class A	12,416,400	$420,170,976
Twenty-First Century Fox, Inc., Class B	14,044,600	461,786,448
Viacom, Inc., Class B	3,000,000	204,900,000
Total Consumer Discretionary		1,086,857,424
Consumer Staples—33.1%
Avon Products, Inc.	13,700,000	109,463,000
The Clorox Co.	50,000	5,519,500
The Coca-Cola Co.[1]	16,800,000	681,240,000
Hengan International Group Co., Ltd.	5,622,300	67,674,616
PepsiCo, Inc.[1]	9,500,000	908,390,000
The Procter & Gamble Co.	11,850,000	970,989,000
Sysco Corp.	12,800,000	482,944,000
Unilever NV, ADR	1,693,000	70,699,680
Wal-Mart Stores, Inc.	1,000,000	82,250,000
Total Consumer Staples		3,379,169,796
Energy—3.4%
ConocoPhillips	1,900,000	118,294,000
Exxon Mobil Corp.	2,650,000	225,250,000
Total Energy		343,544,000
Financials—3.1%
The Bank of New York Mellon Corp.	2,250,000	90,540,000
State Street Corp.	925,000	68,015,250
US Bancorp	3,500,000	152,845,000
Total Financials		311,400,250
Health Care—8.5%
Anthem, Inc.	950,000	146,689,500
CR Bard, Inc.	1,220,000	204,167,000
Johnson & Johnson	3,000,000	301,800,000
Stryker Corp.[1]	2,300,000	212,175,000
Total Health Care		864,831,500
Industrials—2.3%
Aggreko PLC	3,177,132	71,867,991
CH Robinson Worldwide, Inc.[2]	2,200,000	161,084,000
Total Industrials		232,951,991
Information Technology—16.1%
Cisco Systems, Inc.[1]	18,400,000	506,460,000
eBay, Inc.*	3,050,000	175,924,000
Microsoft Corp.	7,700,000	313,043,500

	Shares	Value
Oracle Corp.	15,053,500	$649,558,525
Total Information Technology		1,644,986,025
Materials—0.5%
Sigma-Aldrich Corp.	400,000	55,300,000
Total Common Stocks (cost $5,749,788,717)		7,919,040,986
Preferred Stocks—5.0%
Samsung Electronics Co., Ltd., 1.770%
(Information Technology) (cost $494,909,969)	513,017	509,404,114

	Principal Amount
Short-Term Investments—17.0%
Repurchase Agreements—0.0%#,3
Daiwa Capital Markets America, dated 03/31/15, due 04/01/15, 0.180%, total to be received $1,000,005 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 02/15/16 - 03/01/48, totaling $1,020,000)	$1,000,000	1,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 03/31/15, due 04/01/15, 0.150%, total to be received $1,000,004 (collaterized by various U.S. Government Agency Obligations, 0.000% - 7.000%, 06/01/15 - 04/01/45, totaling $1,020,000)	1,000,000	1,000,000
Nomura Securities International, Inc., dated 03/31/15, due 04/01/15, 0.130%, total to be received $1,000,004 (collateralized by various U.S. Government Agency Obligations, 1.280% - 7.500%, 08/18/15 - 03/20/65, totaling $1,020,000)	1,000,000	1,000,000
RBC Capital Markets LLC, dated 03/31/15, due 04/01/15, 0.120%, total to be received $100,177 (collateralized by various U.S. Government Agency Obligations, 0.000% - 5.500%, 01/01/22 - 03/01/45, totaling $102,180)	100,177	100,177
Total Repurchase Agreements		3,100,177
Other Investment Companies —17.0%[4]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.03%	540,454,828	540,454,828
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	363,960,835	363,960,835
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.10%	435,407,424	435,407,424
JPMorgan Prime Money Market Fund, Capital Shares, 0.07%	390,457,320	390,457,320
Total Other Investment Companies		1,730,280,407
Total Short-Term Investments (cost $1,733,380,584)		1,733,380,584

1

AMG Yacktman Focused Fund

Schedule of Portfolio Investments (continued)

Value
Total Investments—99.7% (cost $7,978,079,270)	$10,161,825,684
Other Assets, less Liabilities—0.3%	30,638,957
Net Assets—100.0%	$10,192,464,641

2

AMG Yacktman Fund

Schedule of Portfolio Investments (unaudited)

March 31, 2015

	Shares	Value
Common Stocks—80.8%
Consumer Discretionary—12.8%
Apollo Education Group, Inc.*	1,875,000	$35,475,000
Comcast Corp., Class A2	4,000,000	224,260,000
Liberty Interactive Corp., Class A*	2,800,000	81,732,000
Staples, Inc.	2,000,000	32,570,000
Twenty-First Century Fox, Inc., Class A	19,896,000	673,280,640
Twenty-First Century Fox, Inc., Class B	9,144,000	300,654,720
Viacom, Inc., Class B	4,730,000	323,059,000
Total Consumer Discretionary		1,671,031,360
Consumer Staples—30.2%
Avon Products, Inc.	16,400,000	131,036,000
The Clorox Co.	1,050,000	115,909,500
The Coca-Cola Co.	15,800,000	640,690,000
Colgate-Palmolive Co.	1,300,000	90,142,000
Hengan International Group Co., Ltd.	6,685,400	80,470,961
Lancaster Colony Corp.	460,000	43,778,200
PepsiCo, Inc.	11,800,000	1,128,316,000
The Procter & Gamble Co.	12,100,000	991,474,000
Sysco Corp.	13,481,700	508,664,541
Unilever NV, ADR	1,835,000	76,629,600
Wal-Mart Stores, Inc.	1,600,000	131,600,000
Total Consumer Staples		3,938,710,802
Energy—3.5%
ConocoPhillips	2,750,000	171,215,000
Exxon Mobil Corp.	3,300,000	280,500,000
Total Energy		451,715,000
Financials—5.9%
Bank of America Corp.	4,800,000	73,872,000
The Bank of New York Mellon Corp.	4,100,000	164,984,000
The Goldman Sachs Group, Inc.	350,000	65,789,500
State Street Corp.	1,140,000	83,824,200
US Bancorp	6,300,000	275,121,000
Wells Fargo & Co.	2,000,000	108,800,000
Total Financials		772,390,700
Health Care—9.3%
Anthem, Inc.	1,250,000	193,012,500
CR Bard, Inc.	1,550,000	259,392,500
Johnson & Johnson	3,900,000	392,340,000
Patterson Cos., Inc.	1,930,000	94,164,700

	Shares	Value
Stryker Corp.	3,000,000	$276,750,000
Total Health Care		1,215,659,700
Industrials—2.2%
Aggreko PLC	3,728,228	84,334,002
CH Robinson Worldwide, Inc.	2,700,000	197,694,000
Total Industrials		282,028,002
Information Technology—16.1%
Cisco Systems, Inc.	22,600,000	622,065,000
Corning, Inc.	2,810,000	63,730,800
eBay, Inc.*	3,650,000	210,532,000
Hewlett-Packard Co.	2,855,000	88,961,800
Intel Corp.	2,100,000	65,667,000
Microsoft Corp.	10,256,000	416,957,679
Oracle Corp.	14,700,000	634,305,000
Total Information Technology		2,102,219,279
Materials—0.8%
Sigma-Aldrich Corp.	800,000	110,600,000
Total Common Stocks (cost $7,118,196,934)		10,544,354,843
Preferred Stocks—1.7%
Samsung Electronics Co., Ltd., 1.770% (Information Technology) (cost $205,802,411)	221,551	219,990,743

	Principal Amount
Short-Term Investments—17.1%
Repurchase Agreements—0.0%#,3
Daiwa Capital Markets America, dated 03/31/15, due 04/01/15, 0.180%, total to be received $94,658 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 02/15/16 - 03/01/48, totaling $96,551)	$94,658	94,658
Nomura Securities International, Inc., dated 03/31/15, due 04/01/15, 0.130%, total to be received $1,000,004 (collateralized by various U.S. Government Agency Obligations, 1.280% - 7.500%, 08/18/15 -03/20/65, totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		1,094,658

3

AMG Yacktman Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Other Investment Companies—17.1%[4]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.03%	650,551,765	$650,551,765
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	285,948,389	285,948,389
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.10%	590,701,502	590,701,502
JPMorgan Prime Money Market Fund, Capital Shares, 0.07%	700,652,644	700,652,644
Total Other Investment Companies		2,227,854,300
Total Short-Term Investments (cost $2,228,948,958)		2,228,948,958

Value
Total Investments—99.6% (cost $9,552,948,303)	$12,993,294,544
Other Assets, less Liabilities—0.4%	47,410,906
Net Assets—100.0%	$13,040,705,450

4

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At March 31, 2015, the approximate cost of investments for federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Yacktman Focused Fund	$7,979,053,133	$2,309,035,539	$(126,262,988)	$2,182,772,551
AMG Yacktman Fund	9,555,949,579	3,616,770,197	(179,425,232)	3,437,344,965

#	Rounds to less than 0.1%.
*	Non-income producing security.
[1]	Some or all of this security is held as collateral for options written.
[2]	Some or all of these shares were out on loan to various brokers as of March 31, 2015, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Yacktman Focused Fund	$3,036,653	0.03%
AMG Yacktman Fund	1,067,309	0.01%

[3]	Collateral received from brokers for securities lending was invested in these short-term investments.
[4]	Yield shown represents the March 31, 2015, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Funds’ net assets by the fair value hierarchy levels as of March 31, 2015:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Yacktman Focused Fund
Investments in Securities
Common Stocks
Consumer Staples	$3,311,495,180	$67,674,616	—	$3,379,169,796
Information Technology	1,644,986,025	—	—	1,644,986,025
Consumer Discretionary	1,086,857,424	—	—	1,086,857,424
Health Care	864,831,500	—	—	864,831,500
Energy	343,544,000	—	—	343,544,000
Financials	311,400,250	—	—	311,400,250
Industrials	161,084,000	71,867,991	—	232,951,991
Materials	55,300,000	—	—	55,300,000
Preferred Stocks†	—	509,404,114	—	509,404,114
Short-Term Investments
Repurchase Agreements	—	3,100,177	—	3,100,177
Other Investment Companies	1,730,280,407	—	—	1,730,280,407

Total Investments in Securities	$9,509,778,786	$652,046,898	—	$10,161,825,684

Financial Derivative Instruments-Liabilities††
Equity Contracts	$(50,000)	—	—	$(50,000)

Total Financial Derivative Instruments	$(50,000)	—	—	$(50,000)

5

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Yacktman Fund
Investments in Securities
Common Stocks
Consumer Staples	$3,858,239,841	$80,470,961	—	$3,938,710,802
Information Technology	2,102,219,279	—	—	2,102,219,279
Consumer Discretionary	1,671,031,360	—	—	1,671,031,360
Health Care	1,215,659,700	—	—	1,215,659,700
Financials	772,390,700	—	—	772,390,700
Energy	451,715,000	—	—	451,715,000
Industrials	197,694,000	84,334,002	—	282,028,002
Materials	110,600,000	—	—	110,600,000
Preferred Stocks†	—	219,990,743	—	219,990,743
Short-Term Investments
Repurchase Agreements	—	1,094,658	—	1,094,658
Other Investment Companies	2,227,854,300	—	—	2,227,854,300

Total Investments in Securities	$12,607,404,180	$385,890,364	—	$12,993,294,544

†	All preferred stocks held in the Fund are level 2 securities. For detailed breakout of the preferred stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.
††	Derivative instruments, such as written options, are not reflected in the Schedule of Portfolio Investments. Written options are shown at value.

As of March 31, 2015, the Funds had no transfers between levels from the beginning of the reporting period.

At March 31, 2015, the Fund had written put options as follows:

AMG Yacktman Focused Fund—Written Option Contracts

Description	Strike Price	Expiration Date	Number of Contracts	Premium	Unrealized Gain/(Loss)
Avon Products, Inc. (Put)	7	04/17/15	10,000	$780,082	$730,082

Transactions in written put options for the three months ended March 31, 2015, were as follows:

	Number of Contracts	Amount of Premiums
Options outstanding at December 31, 2014	—	—
Options written	10,000	$780,082

Options outstanding at March 31, 2015	10,000	$780,082

6

Notes to Schedules of Portfolio Investments (continued)

INVESTMENT DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depository Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

VALUATION OF INVESTMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities traded on an international securities exchange and equity securities traded in a non-U.S. over-the-counter market are valued at the last quoted sales price. The Funds’ investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Fund, (the “Board”).

Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if AMG Funds LLC (the “Investment Manager”) believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Pricing Committee, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, on behalf of a fund that invests in international securities, the Investment Manager or applicable subadvisor may recommend an adjustment of such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which each Fund calculates its NAV. The Board has also adopted a policy that securities held in a fund that invests in international securities and certain foreign debt obligations held by a fund, in each case, that can be fair valued by the applicable fair value pricing service are fair valued on each business day without regard to a “trigger” (e.g., without regard to invoking fair value based upon a change in a U.S. equity securities index exceeding a predetermined level). The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, option contracts)

7

Notes to Schedules of Portfolio Investments (continued)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs).

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

OPTIONS

A written option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option) or sell to (put option) the writer a designated instrument at a specified price within a specified period of time. Options written (sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is recognized as realized gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

8

AMG Yacktman Special Opportunities Fund

Schedule of Portfolio Investments (unaudited)

March 31, 2015

	Shares	Value
Common Stocks—77.5%
Consumer Discretionary—18.9%
America’s Car-Mart, Inc.*	12,500	$678,125
Automodular Corp.	264,200	483,948
DreamWorks Animation SKG, Inc., Class A*	13,500	326,700
Goldlion Holdings, Ltd.	390,000	171,992
Martha Stewart Living Omnimedia, Inc., Class A*	50,000	325,000
Retail Holdings N.V.	19,000	362,900
Sotsu Co., Ltd.	9,000	177,935
Texhong Textile Group, Ltd.	709,000	790,150
Total Consumer Discretionary		3,316,750
Consumer Staples—0.8%
Amsterdam Commodities N.V.	5,500	149,545
Energy—10.7%
Hargreaves Services PLC	140,000	876,649
Lamprell PLC*	310,000	547,706
Pardee Resources Co., Inc.	1,900	450,300
Total Energy		1,874,655
Financials—6.1%
IMF Bentham, Ltd.	510,000	826,013
Lai Sun Development Co., Ltd.	10,795,000	239,497
Total Financials		1,065,510
Health Care—2.3%
Hogy Medical Co., Ltd.	2,500	122,744
Huvitz Co., Ltd.	5,000	84,082
Stallergenes, S.A.	3,550	194,454
Total Health Care		401,280
Industrials—22.0%
Aggreko PLC	17,400	393,595
Catering International Services[1]	13,700	300,510
CMI, Ltd.	137,944	163,901
Emeco Holdings, Ltd.*	2,300,000	209,446
Freund Corp.	20,200	210,659
Mitani Corp.	22,100	477,124
NAC Co., Ltd.	37,000	316,658
Nam Lee Pressed Metal Industries, Ltd.	390,000	82,413
Ocean Wilsons Holdings, Ltd.	29,000	369,958
Preformed Line Products Co.	3,900	164,307
Raven Industries, Inc.	24,500	501,270
Rocky Mountain Dealerships, Inc.[1]	23,000	157,988
Utoc Corp.	19,100	93,762

	Shares	Value
Valmont Industries, Inc.[1]	3,500	$430,080
Total Industrials		3,871,671
Information Technology—13.5%
Computer Services, Inc.	29,768	1,232,991
II-VI, Inc.*	18,000	332,280
MOCON, Inc.	26,664	445,822
Tessi, S.A.	3,700	358,057
Total Information Technology		2,369,150
Materials—2.8%
Agro-Kanesho Co., Ltd.	10,800	78,634
SK Kaken Co., Ltd.	5,000	408,138
Total Materials		486,772
Utilities—0.4%
Maxim Power Corp.*	34,700	69,315
Total Common Stocks (cost $14,727,974)		13,604,648
Preferred Stocks—10.1%
Consumer Discretionary—1.8%
Daekyo Co., Ltd., 5.460%	38,498	151,466
Keyang Electric Machinery Co., Ltd., 2.110%	39,899	83,254
Nexen Corp., 1.440%	2,301	84,096
Total Consumer Discretionary		318,816
Consumer Staples—1.0%
LG Household & Health Care, Ltd., 0.970%	500	169,358
Industrials—1.3%
Daelim Industrial Co., Ltd., 0.480%	2,600	57,244
Sebang Co., Ltd., 1.740%	22,000	175,923
Total Industrials		233,167
Information Technology—6.0%
Daeduck GDS Co., Ltd., 4.000%	10,705	72,174
Samsung Electronics Co., Ltd., 1.770%	980	973,098
Total Information Technology		1,045,272
Total Preferred Stocks (cost $1,809,384)		1,766,613

1

AMG Yacktman Special Opportunities Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments—13.2%
Repurchase Agreements—1.0%[2]
Daiwa Capital Markets America, dated 03/31/15, due 04/01/15, 0.180%, total to be received $172,105 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 02/15/16 - 03/01/48, totaling $175,546)	$172,104	$172,104

	Shares
Other Investment Companies—12.2%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	2,148,166	2,148,166
Total Short-Term Investments (cost $2,320,270)		2,320,270

Value
Total Investments—100.8% (cost $18,857,628)	$17,691,531
Other Assets, less Liabilities—(0.8)%	(141,738)
Net Assets—100.0%	$17,549,793

2

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Based on the approximate cost of investments of $18,878,652 for federal income tax purposes at March 31, 2015, the aggregate gross unrealized appreciation and depreciation were $1,398,590 and $2,585,711, respectively, resulting in net unrealized depreciation of investments of $1,187,121.

*	Non-income producing security.

1	Some or all of these shares, amounting to a market value of $163,196, or 0.9% of net assets, were out on loan to various brokers.

2	Collateral received from brokers for securities lending was invested in these short-term investments.

3	Yield shown represents the March 31, 2015, seven-day yield, which refers to the sum of the previous seven days’ dividends.

Country	AMG Yacktman Special Opportunities Fund†	MSCI ACWI All Cap Index
Arab Emirates	3.1%	0.0%
Argentina	0.0%	0.0%#
Australia	6.8%	2.5%
Austria	0.0%	0.1%
Belgium	0.0%	0.5%
Bermuda	2.1%	0.0%
Brazil	0.0%	0.7%
Canada	4.0%	3.3%
Chile	0.0%	0.1%
China	0.0%	1.6%
Colombia	0.0%	0.1%
Curacao	2.0%	0.0%
Cyprus	0.0%	0.0%#
Czech Republic	0.0%	0.0%#
Denmark	0.0%	0.6%
Egypt	0.0%	0.0%#
Finland	0.0%	0.3%
France	4.8%	3.0%
Germany	0.0%	3.1%
Greece	0.0%	0.0%#
Hong Kong	6.8%	1.9%
Hungary	0.0%	0.0%#
India	0.0%	0.8%
Indonesia	0.0%	0.3%
Ireland	0.0%	0.2%
Israel	0.0%	0.2%
Italy	0.0%	0.8%
Japan	10.7%	8.1%
Luxembourg	0.0%	0.1%
Malaysia	0.0%	0.4%
Mexico	0.0%	0.5%
Netherlands	0.8%	1.0%

3

Notes to Schedule of Portfolio Investments (continued)

Country	AMG Yacktman Special Opportunities Fund†	MSCI ACWI All Cap Index
New Zealand	0.0%	0.1%
Norway	0.0%	0.3%
Philippines	0.0%	0.1%
Poland	0.0%	0.1%
Portugal	0.0%	0.1%
Russia	0.0%	0.3%
Singapore	0.5%	0.6%
South Africa	0.0%	0.8%
South Korea	10.5%	1.6%
Spain	0.0%	1.2%
Sweden	0.0%	1.1%
Switzerland	0.0%	2.9%
Taiwan	0.0%	1.4%
Thailand	0.0%	0.3%
Turkey	0.0%	0.2%
United Kingdom	7.2%	6.9%
United States	40.7%	51.7%
Supranational & Other	0.0%	0.1%

	100.0%	100.0%

#	Rounds to less than 0.1%.
†	As a percentage of total market value on March 31, 2015.

VALUATION OF INVESTMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities traded on an international securities exchange and equity securities traded in a non-U.S. over-the-counter market are valued at the last quoted sales price. The Fund’s investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Fund (the “Board”).

Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if AMG Funds LLC (the “Investment Manager”) believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

4

Notes to Schedule of Portfolio Investments (continued)

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Pricing Committee, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, on behalf of a fund that invests in international securities, the Investment Manager or applicable subadvisor may recommend an adjustment of such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. The Board has also adopted a policy that securities held in a fund that invests in international securities and certain foreign debt obligations held by a fund, in each case, that can be fair valued by the applicable fair value pricing service are fair valued on each business day without regard to a “trigger” (e.g., without regard to invoking fair value based upon a change in a U.S. equity securities index exceeding a predetermined level). The Fund may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

5

Notes to Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s net assests by the above fair value hierarchy levels as of March 31, 2015:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Yacktman Special Opportunities Fund
Investments in Securities
Common Stocks
Industrials	$2,170,427	$1,701,244	—	$3,871,671
Consumer Discretionary	2,966,823	349,927	—	3,316,750
Information Technology	2,369,150	—	—	2,369,150
Energy	450,300	1,424,355	—	1,874,655
Financials	239,497	826,013	—	1,065,510
Materials	408,138	78,634	—	486,772
Health Care	—	401,280	—	401,280
Consumer Staples	—	149,545	—	149,545
Utilities	69,315	—	—	69,315
Preferred Stocks
Information Technology	72,174	973,098	—	1,045,272
Consumer Discretionary	234,720	84,096	—	318,816
Industrials	—	233,167	—	233,167
Consumer Staples	—	169,358	—	169,358
Short-Term Investments	2,148,166	172,104	—	2,320,270

Total Investments in Securities	$11,128,710	$6,562,821	—	$17,691,531

As of March 31, 2015, the AMG Yacktman Special Opportunities Fund had transfers between Level 1 and Level 2 as follows:

	Transfer into Level 1[1]	Transfer out of Level 1[1]	Transfer into Level 2[1]	Transfer out of Level 2[1]
Assets:
Common Stocks	$1,135,223	$(1,373,725)	$1,373,725	$(1,135,223)

[1]	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

6

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: May 28, 2015

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date: May 28, 2015